Significant Accounting Policies (Schedule of Deferred Revenue in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Beginning of year	$ 13,993	$ 9,567
Deferral of revenue	16,170	8,934
Recognition of deferred revenue	(7,731)	(4,508)
Balance at end of year	$ 22,432	$ 13,993